Defined Benefit Plans - Summary of Estimated Approximate Effects on Defined Benefit Obligation (Detail) - United States [member] - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (86)	€ (83)
Decrease in actuarial assumptions	95	92
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(422)	(417)
Decrease in actuarial assumptions	521	514
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	29	29
Decrease in actuarial assumptions	(25)	(27)
Financial actuarial assumptions of health care trend rates by 100 bps variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	13	12
Decrease in actuarial assumptions	€ (12)	€ (11)